Loans and advances to customers - Securitisation (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 80,600	€ 88,662	€ 93,553
Securitizations	80,600	88,662	93,553
Recognised assets representing continuing involvement in fully derecognised loans	14,141	13,999	16,786
United Kingdom
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	5,295	9,034	13,002
Securitised mortgage assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	19,523	30,145	31,868
Other securitized assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 61,077	€ 58,517	€ 61,685